Condensed Financial Information of Registrant - Additional Information (Detail) - Aegon Ltd. [member] - Business combinations [member] - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed financial information of registrant [line items]
Dividends	€ 1.1	€ 1.1
Capital contributions	€ 0.8	€ 0.1